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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.    Name and address of issuer.

                    American General Life Insurance Company
                              Separate Account D
                             2727-A Allen Parkway
                             Houston, Texas 77019

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2.    The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

      WM Variable Trust International Growth Fund, WM Variable Trust Growth Fund, WM Variable Trust Money Market Fund, WM Variable Trust U.S. Government Securities Fund, WM Variable Trust Growth & Income Fund, WM Variable Trust Income Fund, WM Variable Trust Short Term High Quality Bond Fund, WM Variable Trust Bond & Stock Fund, WM Variable Trust Northwest Fund, WM Variable Trust Emerging Growth Fund, WM Variable Trust Conservative Growth Portfolio, WM Variable Trust Strategic Growth Portfolio, WM Variable Trust Flexible Income Portfolio, WM Variable Trust Income Portfolio, WM Variable Trust Balanced Portfolio, Van Kampen Life Investment Trust Money Market Portfolio, Van Kampen Life Investment Trust Government Portfolio, Van Kampen Life Investment Trust Asset Allocation Portfolio, Van Kampen Comstock Fund, Van Kampen Corporate Bond Fund, Van Kampen Reserve Fund, Van Kampen High Income Corporate Bond Fund, Van Kampen Life Investment Trust Domestic Income Portfolio, Van Kampen Life Investment Trust Emerging Growth Portfolio, Van Kampen Life Investment Trust Enterprise Portfolio, Van Kampen Life Investment Trust Growth & Income Portfolio, Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio, Van Kampen Life Investment Trust Strategic Stock Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Asian Equity Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Equity Growth Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. International Magnum Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Global Equity Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Value Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Mid Cap Value Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. High Yield Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Portfolio, Fidelity Variable Insurance Product Asset Manager Portfolio, Fidelity Variable Insurance Product Overseas Portfolio, Fidelity Variable Insurance Product Index 500 Portfolio, Neuberger & Berman Advisors Management Trust Balanced Portfolio, Neuberger & Berman Advisors Management Trust Partners Portfolio, American General Series Portfolio Company Stock Index Fund, American General Series Portfolio Company Social Awareness Fund, American General Series Portfolio Company International Equities Fund, American General Series Portfolio Company Money Market Fund, Hotchkis and Wiley Variable Trust Equity Income VIP Portfolio; Hotchkis and Wiley Variable Trust Low Duration VIP Portfolio; LEVCO Series Trust Equity Value Fund; Navellier Variable Insurance Series Fund, Inc. Growth Portfolio; OFFITBANK Variable Insurance Fund, Inc. Emerging Markets Fund; OFFITBANK Variable Insurance Fund, Inc. High Yield Fund; OFFITBANK Variable Insurance Fund, Inc. Total Return Fund; OFFITBANK Variable Insurance Fund, Inc. U.S. Government Securities Fund; Royce Capital Fund Premier Portfolio; Royce Capital Fund Total Return Portfolio; Wright Managed Blue Chip Series Trust International Blue Chip Portfolio; Wright Managed Blue Chip Series Trust Selected Blue Chip Portfolio

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3.    Investment Company Act File Number:  811-2441
      Securities Act file Number:  2-49805; 33-43390; 33-57730;
                                   333-25549, 333-40637
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4.(a)  Last day of fiscal year for which this Form is filed:  12/31/98
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4.(b)  [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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4.(c)  [_] Check box if this is the last time the issuer will be filing this
           Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant
             to section 24(f):                                     $ 177,864,195
                                                                   -------------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:        $80,230,417
                                                        -----------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal
             year ending no earlier than
             October 11, 1995 that were not previously
             used to reduce registration fees payable
             to the Commission:                         $         0
                                                        -----------
      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]                           $ 80,230,417
                                                                    ------------
      (v)    Net sales -- if Item 5(i)                              $ 97,633,778
             is greater than Item 5(iv)                             ------------
             [subtract Item 5(iv) from Item 5(i)]:

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      (vi)   Redemption credits available for           $(     N/A)
             use in future years                        ----------
             - if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining                 x    1/3597
             registration fee (See Instruction C.8):    -----------

      (viii) Registration fee due [multiply Item 5(v)               =$ 27,143.11
             by Item 5(vii)] (enter "0" if no fee is due):          ============
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6.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$      N/A
                                                                    ------------
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7.  Total of the amount of the registration fee due plus any interest due
    [Item 5(vii) plus Item 6]:
                                                                    =$ 27,143.11
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8.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:   February 25, 1999
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    Account Number:       9108739
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    Method of Delivery:
       [X]  Wire Transfer
       [_]  Mail or other means
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                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 BY: (Signature and Title)      /s/   PHILIP K. POLKINGHORN
                              ------------------------------------------
                                      Philip K. Polkinghorn
                                      Executive Vice President
                                      and Chief Financial Officer

 Date:    February 26, 1999
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